Vessels, Net	12 Months Ended
Dec. 31, 2025
Vessels, Net [Abstract]
Vessels, Net
5.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2025	December 31, 2024
Cost:
Beginning balance:	120,543	112,375
- Additions	618	46,421
- Disposals	(36,250)	(19,753)
- Transfer to “Vessel held for sale”	(19,878)	(18,500)
Ending balance:	65,033	120,543

Accumulated depreciation:
Beginning balance:	(9,954)	(7,556)
- Depreciation for the period	(6,373)	(7,982)
- Disposals	6,248	1,486
- Transfer to “Vessel held for sale”	3,873	4,098
Ending balance:	(6,206)	(9,954)

Net book value	58,827	110,589

Acquisitions

On August 21, 2024, following the exercise of the purchase option of the Chrisea bareboat charter, an amount of $20,946 was derecognized from “Right-of-use assets” (Note 6) and recognized as “Vessels, net” in the accompanying consolidated balance sheets. The purchase option amount was financed through the Sinopac Loan Facility (Note 7).

On August 1, 2024, following the exercise of the purchase option of the Synthesea bareboat charter, an amount of $25,475 was derecognized from “Right-of-use assets” (Note 6) and recognized as “Vessels, net” in the accompanying consolidated balance sheets. The purchase option amount was financed with cash on hand and through the Onishi Sale and Leaseback (Note 7).

During the years ended December 31, 2025 and 2024, an amount of $618 and $NIL, respectively, of expenditures were capitalized that concern improvements on vessels performance and meeting environmental standards. The cost of these additions was accounted as major improvement and were capitalized over the vessels’ cost and will be depreciated over the remaining useful life of each vessel. Amounts paid for the additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statements of cash flows.

Vessel held for sale

On December 22, 2025, the Cretansea was classified as “Vessel held for sale” according to the provisions of ASC 360, as all the criteria for classification were met. Accordingly, restricted cash of $350 and the outstanding amount of $9,130 under the April 2023 Neptune Sale and Leaseback for Cretansea were classified in current assets and current liabilities, respectively, in the accompanying consolidated balance sheets. The specific vessel was impaired since its carrying amount (net book value of the vessel amounting to $16,005 and the unamortized drydocking costs of $881) on the date the vessel was classified as held for sale was higher than its fair value less cost to sell. As of December 31, 2025, “Vessel held for sale” in the accompanying consolidated balance sheet is measured at fair value less cost to sell which was $14,744. Accordingly, an impairment loss of $2,142 was recognized in the consolidated statement of operations. The fair value of the vessel was determined based on the market values received from independent brokers, net of commissions.

Sale of vessels

On August 12, 2025, the Company entered into an agreement with an unaffiliated third party for the sale of the Goodship for a net sale price of $15,360, after deducting commissions charged from third parties and related parties. The vessel was delivered to her new owners on September 16, 2025. As of December 31, 2025, an amount of $16,000 was recorded as “Proceeds from sale of vessel” in the consolidated statement of cash flow based on the agreed gross price. A gain on sale of vessel, net of sale expenses, amounting to $557 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.

On May 22, 2025, the Company entered into an agreement with an unaffiliated third party for the sale of the Tradership for a net sale price of $17,575, after deducting commissions charged from third parties and related parties. The vessel was delivered to her new owners on August 15, 2025. As of December 31, 2025, an amount of $18,500 was recorded as “Proceeds from sale of vessels” in the consolidated statement of cash flow based on the agreed gross price. A gain on sale of vessel, net of sale expenses, amounting to $1,371 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.

On December 20, 2024, the Company entered into an agreement with an unaffiliated third party for the sale of the Gloriuship for a net sale price of $14,880, after deducting commissions charged from third parties and related parties. As of December 31, 2024, $14,880 was classified in current assets as “Vessel held for sale” in the accompanying consolidated balance sheets, according to the provisions of ASC 360, as all the criteria for this classification were met. The specific vessel was impaired since its carrying amount, which is the unamortized balance of vessel cost of $14,402 and the unamortized balance of drydocking cost of $1,306 on the sale agreement date was higher than its fair value less cost to sell. As of December 31, 2024, “Vessel held for Sale” in the accompanying consolidated balance sheet is measured at fair value less cost to sell which was $14,880. Accordingly, an “Impairment loss” of $828 was recognized in the consolidated statements of operations. The fair value of the vessel was determined based on the agreed sale price, net of commissions. The vessel was delivered to her new owners on June 10, 2025. As of December 31, 2025, an amount of $16,000 was recorded as “Proceeds from sale of vessels” in the accompanying consolidated statement of cash flow based on the agreed gross price. A loss on sale of vessel, net of sale expenses, amounting to $155 was recognized and is presented as “Gain on sale of vessels, net” in the accompanying consolidated statement of operations.

On May 2, 2024, the Company entered into an agreement with an unaffiliated third party for the sale of the Oasea for a gross sale price of $20,220. The vessel was delivered to her new owners on July 19, 2024. A gain on sale of vessel net of sale expenses amounting to $1,426 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.

On May 5, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the Epanastasea for a gross sale price of $37,500. The vessel was delivered to her new owners on August 10, 2023. A gain on sale of vessel net of sale expenses amounting to $11,804 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.